Summary of Significant Accounting Policies (Details) - Blue Water Acquisition Corp [Member] - USD ($)	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceed (in Dollars)	$ 58,700,000	$ 58,700,000
Federal depository insurance coverage (in Dollars)	$ 250,000	$ 250,000
Common stock shares subject to possible redemption	4,254,020	3,464,860
Deferred tax assets (in Dollars)	$ 4,100,000	$ 898,000
Diluted loss per share	9,195,000	9,195,000
Warrants issued		9,195,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued		5,750,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued	3,445,000	3,445,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to possible redemption		3,464,860